5. Bank Premises and Equipment (Details 2)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Abstract]
2017	$ 136,560
2018	141,460
2019	141,460
2020	110,460
2021	39,117
Total minimum lease payments	569,057
Less amount representing interest	(85,896)
Present value of net minimum lease payments	$ 483,161